Annual Total Returns - Fidelity® SAI U.S. Low Volatility Index Fund [BarChart] - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-10 - Fidelity® SAI U.S. Low Volatility Index Fund	Dec. 30, 2020
Bar Chart Table:
Annual Return, Inception Date	May 29, 2015
Fidelity® SAI U.S. Low Volatility Index Fund
Bar Chart Table:
Annual Return 2016	10.61%
Annual Return 2017	18.92%
Annual Return 2018	1.39%
Annual Return 2019	27.70%